Debt - Schedule of Future Payments of Contractual Annual Amounts Due on Outstanding Debt (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2026	$ 26,853
2027	26,869
2028	26,880
2029	26,891
2030	26,904
Thereafter	2,527,074
Total expected future payments	$ 2,661,471